Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2014:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,202,924	¥30,484	¥117,116	¥1,783	¥762,103	¥5,277,749	¥13,689
Investment funds	2,433,575	46,198	36,076	2,190,419	10,270	—	150,612
Special purpose entities created for structured financing	257,874	1,840	2,794	—	—	236,115	17,125
Repackaged instruments	29,296	—	—	29,296	—	—	—
Securitization of the MUFG Group’s assets	1,473,901	—	—	—	—	1,439,002	34,899
Trust arrangements	1,325,602	—	1,528	139	95,339	1,226,221	2,375
Others	84,882	342	680	—	73	48,914	34,873

Total consolidated assets before elimination	11,808,054	78,864	158,194	2,221,637	867,785	8,228,001	253,573
The amounts eliminated in consolidation	(1,428,412)	(75,697)	(125,036)	(1,883)	(6)	(1,208,348)	(17,442)

Total consolidated assets	¥10,379,642	¥3,167	¥33,158	¥2,219,754	¥867,779	¥7,019,653	¥236,131

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,227,784	¥—	¥5,239,304	¥467,005	¥521,475
Investment funds	87,702	—	—	422	87,280
Special purpose entities created for structured financing	174,055	—	1,993	169,231	2,831
Repackaged instruments	29,181	—	—	29,000	181
Securitization of the MUFG Group’s assets	1,452,857	—	23,800	1,428,202	855
Trust arrangements	1,322,103	1,320,209	—	—	1,894
Others	84,527	—	48,368	36,025	134

Total consolidated liabilities before elimination	9,378,209	1,320,209	5,313,465	2,129,885	614,650
The amounts eliminated in consolidation	(4,196,910)	—	(2,988,582)	(1,163,047)	(45,281)
The amount of liabilities with recourse to the general credit of the MUFG Group	(3,910,836)	(1,320,209)	(2,280,662)	—	(309,965)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,270,463	¥—	¥44,221	¥966,838	¥259,404

Consolidated VIEs	Consolidated assets
At March 31, 2015:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,684,623	¥42,049	¥145,671	¥7,524	¥941,477	¥5,537,704	¥10,198
Investment funds	3,436,571	1,198	183,401	3,033,831	13,481	—	204,660
Special purpose entities created for structured financing	235,840	—	3,752	—	—	206,652	25,436
Repackaged instruments	52,664	—	—	37,664	—	—	15,000
Securitization of the MUFG Group’s assets	1,351,762	—	—	—	—	1,320,562	31,200
Trust arrangements	1,760,389	—	8,591	752	130,960	1,600,302	19,784
Others	58,924	260	692	—	62	31,801	26,109

Total consolidated assets before elimination	13,580,773	43,507	342,107	3,079,771	1,085,980	8,697,021	332,387
The amounts eliminated in consolidation	(1,939,630)	(42,267)	(290,971)	(10,474)	(8,706)	(1,581,132)	(6,080)

Total consolidated assets	¥11,641,143	¥1,240	¥51,136	¥3,069,297	¥1,077,274	¥7,115,889	¥326,307

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,742,899	¥—	¥5,523,847	¥698,500	¥520,552
Investment funds	251,932	—	—	—	251,932
Special purpose entities created for structured financing	133,220	—	373	123,203	9,644
Repackaged instruments	52,561	—	—	51,246	1,315
Securitization of the MUFG Group’s assets	1,327,025	—	22,600	1,303,665	760
Trust arrangements	1,753,476	1,734,749	—	—	18,727
Others	58,162	—	29,791	28,316	55

Total consolidated liabilities before elimination	10,319,275	1,734,749	5,576,611	2,204,930	802,985
The amounts eliminated in consolidation	(4,118,306)	—	(2,685,675)	(1,411,562)	(21,069)
The amount of liabilities with recourse to the general credit of the MUFG Group	(4,955,184)	(1,734,749)	(2,841,342)	(35)	(379,058)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,245,785	¥—	¥49,594	¥793,333	¥402,858

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2014:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥16,114,320	¥3,826,653	¥2,879,545	¥1,851	¥512,835	¥2,364,858	¥1	¥217	¥217
Investment funds	24,216,292	844,762	735,423	100,099	300,295	326,860	8,169	—	—
Special purpose entities created for structured financing	27,811,920	3,305,869	2,586,162	138,023	84,964	2,361,243	1,932	1,788	1,788
Repackaged instruments	9,106,418	2,132,268	2,034,180	202,209	1,536,859	295,112	—	—	—
Trust arrangements	26,795	23,680	22,940	—	—	22,940	—	5,471	5,471
Others	50,444,297	2,720,245	2,113,300	129,020	100,000	1,884,280	—	125	125

Total	¥127,720,042	¥12,853,477	¥10,371,550	¥571,202	¥2,534,953	¥7,255,293	¥10,102	¥7,601	¥7,601

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2015:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥22,827,459	¥4,459,028	¥3,332,345	¥2,942	¥642,804	¥2,686,599	¥—	¥15	¥15
Investment funds	49,772,806	1,353,062	1,216,788	174,845	513,659	517,094	11,190	—	—
Special purpose entities created for structured financing	39,438,674	4,528,826	3,337,220	343,966	100,428	2,867,265	25,561	13	13
Repackaged instruments	11,793,462	2,756,196	2,544,899	360,937	1,821,302	362,660	—	—	—
Others	48,391,273	3,415,733	2,549,718	140,185	114,720	2,294,813	—	269	269

Total	¥172,223,674	¥16,512,845	¥12,980,970	¥1,022,875	¥3,192,913	¥8,728,431	¥36,751	¥297	¥297